Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net cash provided by (used in) operations (see Appendix A)	$ 7,738	$ (4,343)
Net cash provided by (used in) operating activities	7,738	(4,343)
Cash flows from investing activities:
Purchase of intangible assets	(82)
Purchase of property and equipment	(365)	(246)
Short term cash deposits	(30,000)
Net cash used in investing activities	(30,447)	(246)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, less issuance expenses	32,743	4,400
Exercise of options and warrants into shares	4,128	67
Loan paid		(12)
Net cash provided by financing activities	36,871	4,455
Increase (decrease) in cash and cash equivalents and restricted deposits	14,162	(134)
Cash and cash equivalents and restricted deposits at the beginning of the period	3,526	3,971
Exchange differences on cash and cash equivalents and restricted deposits	(13)	14
Cash and cash equivalents and restricted deposits at the end of the period	17,675	3,851
A. Net cash provided by (used in) operations:
Income (loss)	7,086	(3,572)
Adjustments for:
Depreciation	352	327
Gains from Short term cash deposits	(74)
Share-based compensation to employees and consultants	954	794
Exchange differences on cash and cash equivalents	13	(14)
Financial income related to financial instruments	(28)	(26)
Net change of operating lease accounts	(84)	(32)
Total net cash used in operations	8,219	(2,523)
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	553	(242)
Decrease in inventory	322	158
Increase in other receivables	(740)	(480)
Decrease in trade payables	(100)	(274)
Decrease in accrued liabilities and other payables	(309)	(337)
Decrease in deferred revenues	(207)	(645)
Total changes in operating asset and liability	(481)	(1,820)
Net cash provided by (used in) operations	7,738	(4,343)
B. Supplementary information on investing and financing activities not involving cash flows:
Conversion of pre-paid warrants to ordinary shares		137
Obtaining right of use assets in exchange for a lease liability	184	23
Issuance costs, not yet paid	50
C. Reconciliation of Cash, cash equivalents and restricted cash at the end of the period:
Cash and cash equivalents	17,485	3,672
Restricted deposits (including long term)	190	179
Total cash and cash equivalents and restricted deposits	$ 17,675	$ 3,851